Information about Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	¥ 6,450	¥ 18,034	¥ 21,550
Post-modification Outstanding Recorded Investment	4,952	13,683	19,940
Consumer Loan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	5,504	3,899	3,580
Post-modification Outstanding Recorded Investment	4,061	2,586	2,396
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	483	724	1,290
Post-modification Outstanding Recorded Investment	263	334	894
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	2,566	1,898	1,649
Post-modification Outstanding Recorded Investment	2,018	1,391	1,081
Other Consumer Loan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	2,455	1,277	641
Post-modification Outstanding Recorded Investment	1,780	861	421
Corporate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	946	14,135	17,970
Post-modification Outstanding Recorded Investment	891	11,097	17,544
Non-recourse Loans | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment		4,745	5,180
Post-modification Outstanding Recorded Investment		2,608	5,180
Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	145	4,809	10,036
Post-modification Outstanding Recorded Investment	145	4,723	10,036
Real estate companies
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment		328	967
Post-modification Outstanding Recorded Investment		276	861
Other - Other
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	801	3,474	1,787
Post-modification Outstanding Recorded Investment	¥ 746	2,981	¥ 1,467
Other-Entertainment industry
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment		779
Post-modification Outstanding Recorded Investment		¥ 509